UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: April 30

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CAPITAL MANAGEMENT

ALL CAP FUND

FORM N-Q

JANUARY 31, 2010

Legg Mason Capital Management All Cap Fund

Schedule of Investments (unaudited)	January 31, 2010

Shares	Security	Value
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 11.8%
Hotels, Restaurants & Leisure - 2.4%
265,000	Jack in the Box Inc. *	$5,170,150
793,795	PartyGaming PLC (a)*	3,553,799
88,100	Yum! Brands Inc.	3,013,901

	Total Hotels, Restaurants & Leisure	11,737,850

Media - 4.4%
83,731	Time Warner Cable Inc.	3,649,834
358,480	Time Warner Inc.	9,840,276
260,100	Viacom Inc., Class B Shares *	7,579,314

	Total Media	21,069,424

Multiline Retail - 0.9%
82,800	Kohl’s Corp. *	4,170,636

Specialty Retail - 4.1%
107,400	CarMax Inc. *	2,215,662
907,500	Chico’s FAS Inc. *	11,588,775
239,800	Staples Inc.	5,625,708

	Total Specialty Retail	19,430,145

	TOTAL CONSUMER DISCRETIONARY	56,408,055

CONSUMER STAPLES - 2.8%
Beverages - 2.8%
250,000	Hansen Natural Corp. *	9,612,500
66,300	PepsiCo Inc.	3,952,806

	TOTAL CONSUMER STAPLES	13,565,306

ENERGY - 5.9%
Energy Equipment & Services - 3.4%
179,600	Baker Hughes Inc.	8,132,288
196,300	National-Oilwell Varco Inc.	8,028,670

	Total Energy Equipment & Services	16,160,958

Oil, Gas & Consumable Fuels - 2.5%
34,300	Apache Corp.	3,387,811
102,500	ConocoPhillips	4,920,000
88,900	XTO Energy Inc.	3,962,273

	Total Oil, Gas & Consumable Fuels	12,270,084

	TOTAL ENERGY	28,431,042

FINANCIALS - 19.3%
Capital Markets - 5.4%
183,236	Blackstone Group LP	2,222,653
27,600	Goldman Sachs Group Inc.	4,104,672
159,900	Morgan Stanley	4,282,122
132,200	State Street Corp.	5,668,736
551,966	TD Ameritrade Holding Corp. *	9,802,916

	Total Capital Markets	26,081,099

Commercial Banks - 0.7%
675,000	Huntington Bancshares Inc.	3,233,250

Consumer Finance - 2.6%
335,300	Capital One Financial Corp.	12,359,158

Diversified Financial Services - 2.6%
282,828	Bank of America Corp.	4,293,329
210,431	JPMorgan Chase & Co.	8,194,183

	Total Diversified Financial Services	12,487,512

See Notes to Schedule of Investments.

Legg Mason Capital Management All Cap Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
Insurance - 7.3%
70,500	Allstate Corp.	$2,110,065
164,700	Assurant Inc.	5,176,521
889,700	Assured Guaranty Ltd.	20,160,602
500,000	Genworth Financial Inc., Class A Shares *	6,920,000
1,550,000	Syncora Holdings Ltd. *	604,500

	Total Insurance	34,971,688

Thrifts & Mortgage Finance - 0.7%
550,000	MGIC Investment Corp. *	3,327,500

	TOTAL FINANCIALS	92,460,207

HEALTH CARE - 9.5%
Biotechnology - 3.1%
510,859	Amylin Pharmaceuticals Inc. *	9,185,245
36,300	Genzyme Corp. *	1,969,638
136,100	Human Genome Sciences Inc. *	3,602,567

	Total Biotechnology	14,757,450

Health Care Providers & Services - 5.1%
160,623	Aetna Inc.	4,813,871
60,900	McKesson Corp.	3,582,138
228,989	UnitedHealth Group Inc.	7,556,637
134,900	WellPoint Inc. *	8,595,828

	Total Health Care Providers & Services	24,548,474

Pharmaceuticals - 1.3%
165,400	Merck & Co. Inc.	6,314,972

	TOTAL HEALTH CARE	45,620,896

INDUSTRIALS - 13.1%
Aerospace & Defense - 1.9%
114,300	Goodrich Corp.	7,076,313
36,200	Northrop Grumman Corp.	2,048,920

	Total Aerospace & Defense	9,125,233

Air Freight & Logistics - 0.9%
79,800	United Parcel Service Inc., Class B Shares	4,610,046

Airlines - 2.9%
672,300	Delta Air Lines Inc. *	8,222,229
467,289	UAL Corp. *	5,714,944

	Total Airlines	13,937,173

Commercial Services & Supplies - 0.2%
35,920	Republic Services Inc.	962,297

Electrical Equipment - 0.6%
69,500	Emerson Electric Co.	2,887,030

Industrial Conglomerates - 3.0%
116,700	3M Co.	9,393,183
71,300	United Technologies Corp.	4,811,324

	Total Industrial Conglomerates	14,204,507

Machinery - 1.0%
26,300	Caterpillar Inc.	1,373,912
67,900	Deere & Co.	3,391,605

	Total Machinery	4,765,517

Professional Services - 0.7%
104,500	Equifax Inc.	3,344,000

See Notes to Schedule of Investments.

Legg Mason Capital Management All Cap Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
Road & Rail - 1.9%
875,489	Hertz Global Holdings Inc. *	$9,070,066

	TOTAL INDUSTRIALS	62,905,869

INFORMATION TECHNOLOGY - 29.9%
Communications Equipment - 2.0%
345,000	Nokia Oyj, ADR	4,723,050
206,100	Polycom Inc. *	4,622,823

	Total Communications Equipment	9,345,873

Computers & Peripherals - 7.1%
1,028,700	EMC Corp. *	17,148,429
138,200	International Business Machines Corp.	16,914,298

	Total Computers & Peripherals	34,062,727

Electronic Equipment, Instruments & Components - 2.4%
176,100	Avnet Inc. *	4,656,084
481,905	Jabil Circuit Inc.	6,977,985

	Total Electronic Equipment, Instruments & Components	11,634,069

Internet Software & Services - 2.4%
245,100	eBay Inc. *	5,642,202
377,400	Yahoo! Inc. *	5,664,774

	Total Internet Software & Services	11,306,976

Semiconductors & Semiconductor Equipment - 6.8%
335,000	Avago Technologies Ltd. *	5,822,300
1,796,485	Micron Technology Inc. *	15,665,349
481,570	Texas Instruments Inc.	10,835,325

	Total Semiconductors & Semiconductor Equipment	32,322,974

Software - 9.2%
183,134	MICROS Systems Inc. *	5,233,970
478,500	Nuance Communications Inc. *	7,187,070
575,947	Playtech Ltd. (a)	4,746,745
497,081	Red Hat Inc. *	13,530,545
437,800	Symantec Corp. *	7,420,710
662,600	Take-Two Interactive Software Inc. *	6,148,928

	Total Software	44,267,968

	TOTAL INFORMATION TECHNOLOGY	142,940,587

MATERIALS - 1.9%
Chemicals - 1.9%
384,200	Nalco Holding Co.	9,059,436

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
137,300	AT&T Inc.	3,481,928

UTILITIES - 5.0%
Independent Power Producers & Energy Traders - 5.0%
1,587,400	AES Corp. *	20,048,862
751,225	RRI Energy Inc. *	3,718,564

	TOTAL UTILITIES	23,767,426

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $455,081,374)	478,640,752

See Notes to Schedule of Investments.

Legg Mason Capital Management All Cap Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount	Security	Value
SHORT-TERM INVESTMENT - 0.1%
Repurchase Agreement - 0.1%
$378,000	Interest in $75,444,000 joint tri-party repurchase agreement dated 1/29/10 with Barclays Capital Inc., 0.100% due 2/1/10; Proceeds at maturity - $378,003; (Fully collateralized by various U.S. government obligations, 3.250% to 3.500% due 5/31/16 to 2/15/18; Market value - $385,560) (Cost - $378,000)	$378,000

	TOTAL INVESTMENTS - 100.0% (Cost - $455,459,374#)	479,018,752
	Liabilities in Excess of Other Assets - 0.0%	(5,110)

	TOTAL NET ASSETS - 100.0%	$479,013,642

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Capital Management All Cap Fund (the “Fund”) is a non-diversified separate investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$52,854,256	$3,553,799	—	$56,408,055
Information technology	138,193,842	4,746,745	—	142,940,587
Other common stocks	279,292,110	—	—	279,292,110

Total long-term investments	$470,340,208	$8,300,544	—	$478,640,752

Short-term investment†	—	378,000	—	378,000

Total investments	$470,340,208	$8,678,544	—	$479,018,752

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$93,022,317
Gross unrealized depreciation	(69,462,939)

Net unrealized appreciation	$23,559,378

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 23, 2010

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: March 23, 2010